TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Before Income Taxes	Income (loss) before income taxes consisted of:
	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$
PRC	(136,773)	56,101	(89,670)
Non-PRC	(7,878)	(12,995)	(39,685)

	(144,651)	43,146	(129,355)

Income Tax Expenses Benefits
Income tax expenses (benefits) comprised:

	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$
Current tax expense	27,685	21,759	6,825
Deferred tax benefit	(2,701)	(317)	(21,271)

	24,984	21,442	(14,446)

Reconciliation Between Income Tax Expense and Amount Computed by Applying Statutory Tax Rate
A reconciliation between the amount of income tax expenses (benefits) and the amount computed by applying the PRC statutory tax rate to income (loss) before income taxes was as follows:

	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$
Income (loss) before income taxes	(144,651)	43,146	(129,355)
Income tax at applicable tax rate of 25%	(36,163)	10,786	(32,339)
Effect of international tax rate differences	(598)	472	6,891
Non-deductible expenses	24,135	7,360	19,427
Non-taxable income	-	-	(1,145)
Effect of tax holidays or preferential tax rates	(5,759)	(12,001)	(6,557)
Effect of tax rate changes	-	(1,725)	-
Investment basis difference in the PRC Domestic Entities	(2,757)	2,696	-
Withholding tax	-	-	11,720
Research and development super-deduction	-	-	(3,260)
Changes in valuation allowance	30,856	8,849	(1,707)
Expiration of loss carry forwards			101
Unrecognized tax benefits	-	(4,302)	(8,881)
Interest and penalties on unrecognized tax benefits	15,270	9,307	1,304

	24,984	21,442	(14,446)

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties
A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, was as follows:

	As of December 31,
	2016	2017	2018
	US$	US$	US$

Balance at beginning of year	70,296	78,933	79,436
Increase relating to prior year tax positions	5,070	4,192	577
Increase relating to current year tax positions	4,769	10,666	9,183
Decrease relating to reversal of prior years’ tax position	-	(14,102)	(1,821)
Decrease relating to expiration of applicable statute of limitations	-	(4,586)	(9,220)
Foreign currency translation adjustments	(1,202)	4,333	(3,160)

Balance at end of year	78,933	79,436	74,995

Aggregate Amount and Effect of Tax Holidays and Preferential Tax Rates
The aggregate amount and per share effect of tax holidays and preferential tax rates were as follows:

	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$

The aggregate amount	(5,759)	(12,001)	(6,557)
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
-Basic	0.06	0.14	0.07
-Diluted	0.06	0.13	0.07

Components of Deferred Taxes
The components of deferred taxes were as follows:

	As of December 31,
	2017	2018
	US$	US$

Deferred tax assets
Net operating losses	74,040	71,308
Impairment of loans receivable	274	933
Overcharged advertising and promotion fee	87	1,061
Fixed assets depreciation	49	208
Share based compensation	6,167	-
Less: Valuation allowance	(73,015)	(71,308)

Total deferred tax assets, net	7,602	2,202

Deferred tax liabilities
Investment basis in the PRC entities	(61,961)	(72,088)
BaoAn Acquisition – Property	(13,309)	(12,191)
Investments	(51,229)	(13,160)
Interest capitalization	(142)	(139)

Deferred tax liabilities	(126,641)	(97,578)